As filed with the Securities and Exchange Commission on April 2, 2014

Registration Nos. 033-16439 and 811-05159

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 120	☒

REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 122	☒

RS INVESTMENT TRUST

(Exact Name of Registrant as Specified in Charter)

One Bush Street

San Francisco, California 94104

(Address of Principal Executive Offices)

Registrant’s telephone number, including area code: (800) 766-3863

MATTHEW H. SCANLAN

c/o RS Investments

One Bush Street

San Francisco, California 94104

(Name and Address of Agent for Service)

TIMOTHY W. DIGGINS, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment.

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on May 2, 2014, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on [date] pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

NOTE: This Post-Effective Amendment No. 120 is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “Securities Act”), solely to designate May 2, 2014, as the new effective date for Post-Effective Amendment No. 90 filed pursuant to Rule 485(a) under the Securities Act on May 17, 2012. Post-Effective Amendment No. 90 was initially scheduled to become effective on July 31, 2012 and has been the subject of multiple delaying amendments, most recently Post-Effective Amendment No. 119 filed pursuant to Rule 485(b) under the Securities Act on March 5, 2014. This Post-Effective Amendment No. 120 is intended to amend and supersede Post-Effective Amendment No. 119 and all other prior delaying amendments. This Post-Effective Amendment No. 120, however, is not intended to amend or supersede any information contained in Post-Effective Amendment No. 90.

This Post-Effective Amendment No. 120 relates solely to RS Equity Income Fund, a series of RS Investment Trust (the “Trust”). This Post-Effective Amendment No. 120 does not supersede or amend any disclosure in the Trust’s Registration Statement relating to any other series of the Trust.

RS INVESTMENT TRUST

Part A. INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of Post-Effective Amendment No. 90 to the Registration Statement on Form N-1A of RS Investment Trust (the “Registrant”) under the Securities Act of 1933, as amended, and Amendment No. 92 to the Registrant’s Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission (the “SEC”) on May 17, 2012 (“Amendment No. 90/92”).

Part B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of Amendment No. 90/92 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on May 17, 2012.

Part C. OTHER INFORMATION

Part C is incorporated by reference to Part C of Amendment No. 90/92 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on May 17, 2012.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940 (the “1940 Act”), the Registrant, RS Investment Trust, certifies that it meets all of the requirements for effectiveness under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 120 under the Securities Act and Amendment No. 122 under the 1940 Act to be signed on its behalf by the undersigned, thereto duly authorized, in the City and County of San Francisco and State of California, on the 2nd day of April, 2014.

RS Investment Trust

By:	/s/ SHELLY (TAM) CHU
Shelly (Tam) Chu
Title:	Treasurer and Principal Financial and Accounting Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 120 to the Registration Statement on Form N-1A of RS Investment Trust has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

MATTHEW H. SCANLAN* Matthew H. Scanlan	Trustee, President and Principal Executive Officer	April 2, 2014

/s/ SHELLY (TAM) CHU Shelly (Tam) Chu	Treasurer and Principal Financial and Accounting Officer	April 2, 2014

JUDSON BERGMAN* Judson Bergman	Trustee	April 2, 2014

DENNIS M. BUSHE* Dennis M. Bushe	Trustee	April 2, 2014

KENNETH R. FITZSIMMONS JR.* Kenneth R. Fitzsimmons Jr.	Trustee	April 2, 2014

ANNE M. GOGGIN* Anne M. Goggin	Trustee	April 2, 2014

LAWRENCE E. HARRIS* Lawrence E. Harris	Trustee	April 2, 2014

CHRISTOPHER C. MELVIN JR* Christopher C. Melvin Jr.	Trustee	April 2, 2014

DEANNA M. MULLIGAN* Deanna M. Mulligan	Trustee	April 2, 2014

GLORIA S. NELUND* Gloria S. Nelund	Trustee	April 2, 2014

* By:	/s/ NINA GUPTA
Nina Gupta Attorney-in-Fact pursuant to the powers of attorney previously filed or filed herewith